Expense Example	Aug. 31, 2024 USD ($)
Invesco Bloomberg Pricing Power ETF | Invesco Bloomberg Pricing Power ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco BulletShares 2025 Corporate Bond ETF | Invesco BulletShares 2025 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2025 High Yield Corporate Bond ETF | Invesco BulletShares 2023 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Invesco BulletShares 2025 Municipal Bond ETF | Invesco BulletShares 2025 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2026 Corporate Bond ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2026 High Yield Corporate Bond ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2027 Corporate Bond ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2027 High Yield Corporate Bond ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2028 Corporate Bond ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2029 Corporate Bond ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2029 High Yield Corporate Bond ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2031 Corporate Bond ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2031 High Yield Corporate Bond ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2032 High Yield Corporate Bond ETF | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Invesco BulletShares 2032 Municipal Bond ETF | Invesco BulletShares 2032 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2033 Corporate Bond ETF | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	129
Invesco BulletShares 2033 Municipal Bond ETF | Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	229
Invesco BulletShares 2034 Corporate Bond ETF | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Invesco International Developed Dynamic Multifactor ETF | Invesco International Developed Dynamic Multifactor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Invesco Investment Grade Defensive ETF | Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	166
Invesco RAFI(TM) Strategic US ETF | Invesco RAFI(TM) Strategic US ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	242
Invesco Russell 1000(R) Dynamic Multifactor ETF | Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Invesco Russell 2000(R) Dynamic Multifactor ETF | Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493